UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



     Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-521-3885


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez               New York, New York          November 13, 2006
------------------------      -------------------------    ---------------------
      [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $ 76,538
                                         (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP

COLUMN 1                      COLUMN 2       COLUMN 3   COLUMN 4        COLUMN 5      COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE OF                   VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                CLASS          CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
ATHEROS COMMUNICATIONS INC    COM            04743P108    3444     190000  SH         SOLE        NONE      190000  0       0
ATMI INC                      COM            00207R101    1334      45900  SH         SOLE        NONE       45900  0       0
BUSINESS OBJECTS SA           SPONSORED ADR  12328X107    6818     200000  SH         SOLE        NONE      200000  0       0
CHECK POINT SOFTWARE TECH LT  ORD            M22465104    1717      90000  SH         SOLE        NONE       90000  0       0
CYPRESS SEMICONDUCTOR CORP    COM            232806109    3377     190000  SH         SOLE        NONE      190000  0       0
DSP GROUP INC                 COM            23332B106    3555     155602  SH         SOLE        NONE      155602  0       0
EVERGREEN SOLAR INC           COM            30033R108     249      30000  SH         SOLE        NONE       30000  0       0
GOOGLE INC                    CL A           38259P508    1608       4000  SH         SOLE        NONE        4000  0       0
IKANOS COMMUNICATIONS         COM            45173E105    2225     189001  SH         SOLE        NONE      189001  0       0
INTEGRATED DEVICE TECHNOLOGY  COM            458118106    1687     105000  SH         SOLE        NONE      105000  0       0
INTERWOVEN INC                COM  NEW       46114T508     865      78400  SH         SOLE        NONE       78400  0       0
LOWES COS INC                 COM            548661107     741      26400  SH         SOLE        NONE       26400  0       0
MARVELL TECHNOLOGY GROUP LTD  ORD            G5876H105    2711     140000  SH         SOLE        NONE      140000  0       0
MAXIM INTEGRATED PRODS INC    COM            57772K101    1882      67000  SH         SOLE        NONE       67000  0       0
MCAFEE INC                    COM            579064106    1834      75000  SH         SOLE        NONE       75000  0       0
MINDSPEED TECHNOLOGIES INC    COM            602682106     778     450000  SH         SOLE        NONE      450000  0       0
ON SEMICONDUCTOR CORP         COM            682189105    3410     580000  SH         SOLE        NONE      580000  0       0
ORACLE CORP                   COM            68389X105     779      43900  SH         SOLE        NONE       43900  0       0
POWERDSINE LTD                COM            M41415106    4257     447678  SH         SOLE        NONE      447678  0       0
RIGHTNOW TECHNOLOGIES INC     COM            76657R106    1571     100699  SH         SOLE        NONE      100699  0       0
SANDISK CORP                  COM            80004C101    4443      83000  SH         SOLE        NONE       83000  0       0
SIGMA DESIGNS INC             COM            826565103    3009     201286  SH         SOLE        NONE      201286  0       0
SILICON MOTION TECHNOLOGY CO  SPONSORED ADR  82706C108    4363     262400  SH         SOLE        NONE      262400  0       0
SUPPORTSOFT INC               COM            868587106     219      50000  SH         SOLE        NONE       50000  0       0
SYMANTEC CORP                 COM            871503108    4043     190000  SH         SOLE        NONE      190000  0       0
SYNAPTICS INC                 COM            87157D109    4387     180000  SH         SOLE        NONE      180000  0       0
TESSERA TECHNOLOGIES INC      COM            88164L100     835      24000  SH         SOLE        NONE       24000  0       0
TIBCO SOFTWARE INC            COM            88632Q103    1261     140500  SH         SOLE        NONE      140500  0       0
TRIDENT MICROSYSTEMS INC      COM            895919108     807      34689  SH         SOLE        NONE       34689  0       0
TRUE RELIGION APPAREL INC     COM            89784N104     676      32000  SH         SOLE        NONE       32000  0       0
UNITED STATES OIL FUND LP     UNITS          91232N108    1477      26000  SH         SOLE        NONE       26000  0       0
VEECO INSTRS INC DEL          COM            922417100     403      20000  SH         SOLE        NONE       20000  0       0
VOLTERRA SEMICONDUCTOR CORP   COM            928708106    4635     285226  SH         SOLE        NONE      285226  0       0
YAHOO INC                     COM            984332106    1138      45000  SH         SOLE        NONE       45000  0       0



SK 04092 0001 718674